PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Sep. 15, 2022	Jun. 15, 2022	Apr. 30, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense			$ 583,369	$ 534,371
Impairment loss				$ 100,165
Land	$ 3,675,000
Loans Assumed		$ 27,000,000.0
American Pacific Bancorp Inc [Member]
Property, Plant and Equipment [Line Items]
Loans payable			$ 1,430,459		$ 5,700,000	$ 5,700,000
Decentralized Sharing Systems Inc [Member]
Property, Plant and Equipment [Line Items]
Loans payable							$ 30,000,000.0
Liabilities Assumed		7,240,000
Supplemental Deferred Purchase Price		$ 240,000
Loan Agreement [Member] | American Pacific Bancorp Inc [Member]
Property, Plant and Equipment [Line Items]
Loans payable						$ 5,700,000
Building [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire buildings	$ 8,942,640